SHARE-BASED COMPENSATION - Binomial option pricing model assumptions (Details) - Employee Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Exercise price (US$)	$ 0.00002	$ 0.00002	$ 0.00002
Expected volatility minimum	48.80%	51.00%	51.60%
Expected volatility maximum	52.60%	52.20%	52.10%
Excepted term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate minimum	2.30%	1.90%	1.10%
Risk-free interest rate maximum	4.20%	2.30%	1.60%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Fair value of ordinary shares (US$)	$ 6.31	$ 22.33	$ 20.67
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Fair value of ordinary shares (US$)	$ 3.72	$ 5.51	$ 3.77